Submission	Apr. 14, 2026
Submission [Line Items]
Central Index Key	0002053927
Registrant Name	WINTERGREEN ACQUISITION CORP
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A